Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Cash and cash deposits:
Cash and cash equivalents	¥ 4,827,144	¥ 4,239,359
Time deposits	564,398	545,842
Deposits with stock exchanges and other segregated cash	398,736	369,770
Total cash and cash deposits	5,790,278	5,154,971
Loans and receivables:
Loans receivable (includes ¥2,074,585 and ¥2,045,084 at fair value option)	5,354,101	5,469,195
Receivables from customers (includes ¥21,834 and ¥49,444 at fair value option)	410,509	453,937
Receivables from other than customers	1,069,071	928,632
Allowance for credit losses	(16,624)	(18,047)
Total loans and receivables	6,817,057	6,833,717
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥466,440 and ¥533,453 at fair value option)	15,256,239	15,621,132
Securities borrowed	4,943,857	5,373,663
Total collateralized agreements	20,200,096	20,994,795
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥6,892,311 and ¥8,264,376; includes ¥8,108 and ¥593,729 at fair value option)	22,000,384	19,539,742
Private equity and debt investments (includes ¥22,807 and ¥23,161 at fair value option)	134,647	117,066
Total trading assets and private equity and debt investments	22,135,031	19,656,808
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥529,605 and ¥520,067)	444,335	448,785
Non-trading debt securities (includes ¥ nil and ¥267,677 at fair value option)	331,717	335,401
Investments in equity securities (includes assets pledged of ¥247 and ¥203)	95,746	105,088
Investments in and advances to affiliated companies (includes assets pledged of ¥6,929 and ¥7,166; includes ¥1,514 and ¥2,268 at fair value option)	479,406	462,017
Other (includes ¥213,227 and ¥231,408 at fair value option)	1,164,964	1,155,621
Total other assets	2,516,168	2,506,912
Total assets	57,458,630	55,147,203
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥650,122 and ¥521,075 at fair value option)	897,073	1,054,717
Payables and deposits:
Payables to customers	1,289,570	1,310,825
Payables to other than customers	3,042,016	2,823,100
Deposits received at banks (includes ¥182,906 and ¥322,860 at fair value option)	2,847,133	2,356,202
Total payables and deposits	7,178,719	6,490,127
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥916,090 and ¥879,391 at fair value option)	17,929,483	16,870,303
Securities loaned (includes ¥62,102 and ¥34,557 at fair value option)	1,903,124	2,133,066
Other secured borrowings	406,326	393,206
Total collateralized financing	20,238,933	19,396,575
Trading liabilities	11,383,276	10,890,610
Other liabilities (includes ¥61,052 and ¥71,059 at fair value option)	1,315,745	1,414,546
Long-term borrowings (includes ¥6,145,018 and ¥6,674,288 at fair value option)	13,048,498	12,452,115
Total liabilities	54,062,244	51,698,690
Commitments and contingencies
Common stock
No par value shares Authorized—6,000,000,000 shares Issued—3,163,562,601 and 3,163,562,601 shares Outstanding—2,970,755,160 and 2,955,024,538 shares	594,493	594,493
Additional paid-in capital	683,561	708,785
Retained earnings	1,794,479	1,705,725
Accumulated other comprehensive income	372,729	459,984
Total NHI shareholders' equity before treasury stock	3,445,262	3,468,987
Common stock held in treasury, at cost—192,807,441 and 208,538,063 shares	(144,501)	(118,798)
Total NHI shareholders' equity	3,300,761	3,350,189
Noncontrolling interests	95,625	98,324
Total equity	3,396,386	3,448,513
Total liabilities and equity	57,458,630	55,147,203
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	17,000	73,000
Total cash and cash deposits	17,000	73,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,394,000	1,296,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥529,605 and ¥520,067)	32,000	15,000
Other (includes ¥213,227 and ¥231,408 at fair value option)	44,000	84,000
Total other assets	76,000	99,000
Total assets	1,487,000	1,468,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥650,122 and ¥521,075 at fair value option)	211,000	220,000
Collateralized financing:
Trading liabilities	0	0
Other liabilities (includes ¥61,052 and ¥71,059 at fair value option)	49,000	6,000
Long-term borrowings (includes ¥6,145,018 and ¥6,674,288 at fair value option)	975,000	886,000
Borrowings	1,186,000	1,106,000
Total liabilities	¥ 1,235,000	¥ 1,112,000